STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,493,666)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(5,877)
Change in fair value of warrants	1,590,000
Transaction costs attributable to Warrants	701,379
Unrealized gain on marketable securities held in Trust Account	38,849
Changes in operating assets and liabilities:
Prepaid expenses	(166,079)
Accrued expenses	84,754
Net cash used in operating activities	(250,640)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000
Proceeds from sale of Private Placement Warrants	6,000,000
Advances from related party	125,000
Repayment of advances from related party	(125,000)
Proceeds from promissory note - related party	50,000
Repayment of promissory note - related party	(50,000)
Payment of offering costs	(401,274)
Net cash provided by (used in) financing activities	231,023,726
Net Change in Cash	773,086
Cash - Ending of period	773,086
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	199,782,620
Change in value of common stock subject to possible redemption	(1,791,190)
Deferred underwriting fee payable	$ 8,050,000